OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 11,352	$ 11,392
Provision for warranty costs	2,712	2,851
Government authorities	4,820	3,602
Accrued expenses	5,035	16,337
Other accounts payable	3,133	3,066
Other accounts payable and accrued expenses	$ 27,052	$ 37,248